Other current assets (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other current assets
Other financial assets	SFr 5,130	SFr 6,496
Trade and other receivables	20,087	15,513
Prepayments	16,295	169,649
Other short-term assets		7,967
Total other current assets	41,512	199,625
Increase (decrease) in other current assets	(200,000)
Accumulated impairment | Contract assets and trade and other receivables
Other current assets
Expected loss allowance	SFr 0	SFr 0